UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-
Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Annual Report

BIF Tax-Exempt Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BIF TAX-EXEMPT FUND MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to
2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011;
however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surpris-
ingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market.
Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.31%	15.65%
US small cap equities (Russell 2000 Index)	25.48	25.79
International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/
shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued
partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Money Market Overview

For the Period Ended March 31, 2011

Throughout the 12-month period ended March 31, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its March 15, 2011 meeting, the FOMC acknowledged that labor markets “appear to be improving gradually” and that household spending and business investment continue to expand. The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011. While these large-scale asset purchases have the intent of keeping interest rates low, they also result in a reduced supply of overnight repurchase agreements due to the limited amount of longer-term Treasury securities available to collateralize them. As the United States approached its national debt ceiling in early 2011, the
US Treasury announced its intention to gradually reduce the balance of its Supplementary Financing Program account from $200 billion to $5 billion by letting currently outstanding Treasury bills mature without rolling them over. This action has the effect of increasing reserves in the banking system while reducing the supply of Treasury bills. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries led to increased financial market volatility and upward pressure on the London Interbank Offered Rates (LIBOR settings). To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve Bank reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the
ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union (EU), the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling Euro€750 billion (close to $1 trillion in US dollar terms).
Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. In a continued effort to further strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by
14 basis points, led by a decline in the one-year LIBOR setting.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities
Industry and Financial Markets Association Index remained in a tight range around 0.28%, its average rate for the annual period. While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable throughout the year. Non-traditional buy-
ers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the year, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4 BIF TAX-EXEMPT FUND MARCH 31, 2011

Fund Information as of March 31, 2011

BIF Tax-Exempt Fund

BIF Tax-Exempt Fund's (formerly CMA Tax-Exempt Fund) (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

	7-Day	7-Day
Yields	SEC Yield	Yield
As of March 31, 2011	0.04%	0.04%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical invest-
ment of $1,000 invested on October 1, 2010 and held through
March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	October 1, 2010	March 31, 2011	During the Period[1]	October 1, 2010	March 31, 2011	During the Period[1]	Expense Ratio
BIF Tax-Exempt Fund	$1,000.00	$1,000.20	$1.60	$1,000.00	$1,023.30	$1.61	0.32%

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BIF TAX-EXEMPT FUND MARCH 31, 2011 5

Statement of Assets and Liabilities
March 31, 2011	BIF Tax-Exempt Fund
Assets
Investment at value — Master Tax-Exempt LLC (the “Master LLC”)
(cost — $3,612,825,855)	$ 3,612,825,855
Capital shares sold receivable	11,159,347
Distribution fees receivable	170
Prepaid expenses	267,093
Total assets	3,624,252,465
Liabilities
Contributions payable to the Master LLC	11,158,995
Administration fees payable	345,796
Officer’s fees payable	936
Capital shares redeemed payable	352
Income dividends payable	35
Other accrued expenses payable	116,672
Total liabilities	11,622,786
Net Assets	$ 3,612,629,679
Net Assets Consist of
Paid-in capital	$ 3,612,628,919
Accumulated net realized gain allocated from the
Master LLC	760
Net Assets, $1.00 net asset value per share, 3,612,508,665
shares outstanding, unlimited number of shares authorized,
par value $0.10 per share	$ 3,612,629,679

Statement of Operations
Year Ended March 31, 2011	BIF Tax-Exempt Fund
Investment Income
Income	$ 1,893
Net investment income allocated from the Master LLC:
Interest	17,615,909
Expenses	(6,816,804)
Total income	10,800,998
Expenses
Administration	10,758,879
Distribution	5,365,476
Transfer agent	1,232,202
Registration	544,672
Printing	118,203
Professional	60,520
Officer	1,812
Miscellaneous	38,282
Total expenses	18,120,046
Less fees waived by administrator	(3,672,027)
Less distribution fees waived	(5,359,823)
Total expenses after fees waived	9,088,196
Net investment income	1,712,802
Realized Gain Allocated from the Master LLC
Net realized gain from investments	278,642
Net Increase in Net Assets Resulting from Operations	$ 1,991,444

See Notes to Financial Statements.

6 BIF TAX-EXEMPT FUND MARCH 31, 2011

Statements of Changes in Net Assets	BIF Tax-Exempt Fund
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$ 1,712,802	$ 7,216,462
Net realized gain	278,642	225,748
Net increase in net assets resulting from operations	1,991,444	7,442,210
Dividends and Distributions to Shareholders From
Net investment income	(1,712,802)	(7,216,462)
Net realized gain	(95,244)	(42,259)
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,808,046)	(7,258,721)
Capital Share Transactions
Net proceeds from sale of shares	21,025,381,679	36,432,105,498
Reinvestment of dividends and distributions	1,807,294	7,258,721
Cost of shares redeemed	(23,020,261,293)	(41,113,573,115)
Net decrease in net assets derived from capital share transactions	(1,993,072,320)	(4,674,208,896)
Net Assets
Total decrease in net assets	(1,992,888,922)	(4,674,025,407)
Beginning of year	5,605,518,601	10,279,544,008
End of year	$ 3,612,629,679	$ 5,605,518,601

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 7

Financial Highlights				BIF Tax-Exempt Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0008	0.0125	0.0290	0.0302
Net realized gain	0.0001	0.0000	0.0000	0.0002	0.0001
Net increase from investment operations	0.0005	0.0008	0.0125	0.0292	0.0303
Dividends and distributions from:
Net investment income	(0.0004)	(0.0008)	(0.0125)	(0.0290)	(0.0302)
Net realized gain	(0.0001)	(0.0000)	—	—	—
Total dividends and distributions	(0.0005)	(0.0008)	(0.0125)	(0.0290)	(0.0302)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.04%	0.08%	1.26%	2.94%	3.05%
Ratios to Average Net Assets[2]
Total expenses	0.58%	0.58%	0.57%	0.55%	0.55%
Total expenses after fees waived	0.37%	0.49%	0.57%	0.55%	0.55%
Net investment income	0.05%	0.09%	1.24%	2.87%	3.03%
Supplemental Data
Net assets, end of year (000)	$3,612,630	$ 5,605,519	$ 10,279,544	$ 11,003,605	$ 9,257,629

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment.

See Notes to Financial Statements.

8 BIF TAX-EXEMPT FUND MARCH 31, 2011

Notes to Financial Statements BIF Tax-Exempt Fund

1. Significant Accounting Policies:

BIF Tax-Exempt Fund (formerly CMA Tax-Exempt Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts busi-
ness trust. The Fund seeks to achieve its investment objective by invest-
ing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The
Master LLC is organized as a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The perform-
ance of the Fund is directly affected by the performance of the Master
LLC. The percentage of the Master LLC owned by the Fund at March 31,
2011 was 82.4%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
The Board of Trustees of the Fund and the Board of Directors of the
Master LLC Fund are referred to throughout this report as the “Board of
Directors” or the “Board”. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly trans-
action between market participants at the measurement date. The
Fund records its investment in the Master LLC at fair value based on the Fund's proportionate interest in the net assets of the Master LLC.
Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Net Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master
LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund's US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on the
Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount is shown as income in the Statement of Operations.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund's net assets. The Fund does not pay an investment advisory fee or investment management fee.

BIF TAX-EXEMPT FUND MARCH 31, 2011 9

Notes to Financial Statements (concluded) BIF Tax-Exempt Fund

The Fund entered into a Distribution Agreement and Distribution and
Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock
Investments, LLC (”BRIL“), an affiliate of BlackRock. Pursuant to the
Distribution Plan and in accordance with Rule 12b-1 under the 1940
Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and distribution fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the
Statement of Operations as fees waived by administrator and distribu-
tion fees waived. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of
March 31, 2011 attributable to the use of equalization was reclassified to the following accounts:

Paid-in capital	$ 187,399
Accumulated net realized gain allocated from the Master LLC	$(187,399)

The tax character of distributions paid during the fiscal years ended
March 31, 2011 and March 31, 2010 was as follows:

	3/31/2011	3/31/2010
Tax-exempt income	$ 1,711,975	$ 7,216,462
Ordinary income[1]	70,320	147,820
Long-term capital gains[1]	213,150	103,635
Total distributions	$ 1,995,445	$ 7,467,917

1 Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2011, there were no significant differences between the book and tax components of net assets.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

10 BIF TAX-EXEMPT FUND MARCH 31, 2011

Report of Independent Registered Public Accounting Firm BIF Tax-Exempt Fund

To the Shareholders and Board of Trustees of
BIF Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of BIF Tax-Exempt Fund (formerly CMA Tax-Exempt Fund) (the “Fund”) as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage ment, as well as evaluating the overall financial statement presentation
We believe that our audits provide a reasonable basis for our opinion

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BIF Tax-Exempt Fund as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 26, 2011

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BIF Tax-Exempt
Fund during the taxable year ended March 31, 2011 qualify
as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund distributed qualified short-term capital gains1 of
$0.00000669 per share and long-term capital gains of $0.00001986 per share to shareholders of record on December 8, 2010.
1 Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

BIF TAX-EXEMPT FUND MARCH 31, 2011 11

Portfolio Summary as of March 31, 2011 Master Tax-Exempt LLC

Portfolio Composition

Percent of
Net Assets
Variable Rate Demand Obligations	77%
Fixed Rate Notes	16
Tax-Exempt Commercial Paper	5
Put Bonds	2
Total	100%

12 BIF TAX-EXEMPT FUND MARCH 31, 2011

Schedule of Investments March 31, 2011 Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.7%
Huntsville IDB, Refunding RB, VRDN, AMT (Federal
Home Loan Bank LOC), 0.40%, 4/07/11 (a)	$ 2,315	$ 2,315,000
University of Alabama, RB, ROCS, VRDN,
Series II-R-12295 (BHAC Insurance, Citibank NA
SBPA), 0.26%, 4/07/11 (a)(b)(c)	28,710	28,710,000
		31,025,000
Alaska — 0.6%
City of Valdez Alaska, Refunding RB, VRDN, Phillips
Project, Series C, 0.40%, 4/07/11 (a)	24,400	24,400,000
Arizona — 1.5%
Apache County IDA, RB, VRDN, Tucson Electric
Power-Springerville (Wells Fargo Bank NA LOC),
0.22%, 4/07/11 (a)	11,700	11,700,000
Maricopa County IDA Arizona, Refunding RB, VRDN,
Villas Solanas Apartments, Series A, AMT
(Fannie Mae), 0.27%, 4/07/11 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB,
FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA
SBPA), 0.24%, 4/07/11 (a)(b)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community,
RB, VRDN (Bank of America NA LOC),
0.28%, 4/07/11 (a)	43,630	43,630,000
		66,970,000
California — 6.1%
California Community College Financing Authority,
RB, TRAN, Series A, 2.00%, 6/30/11	6,955	6,974,810
California Municipal Finance Authority, RB, PUTTERS,
VRDN, Series 2410, AMT (JPMorgan Chase
Bank LOC), 0.40%, 4/07/11 (a)(b)	2,120	2,120,000
California School Cash Reserve Program Authority, RB:
Senior Series B, 2.00%, 6/01/11	12,100	12,122,394
Series F, 2.00%, 6/01/11	10,200	10,223,220
Series P, 2.50%, 1/31/12 (d)	8,300	8,405,078
California State Department of Water Resources,
RB, VRDN, Series C-9 (Citibank NA LOC),
0.22%, 4/07/11 (a)	26,000	26,000,000
City of Los Angeles California, GO, TRAN,
2.00%, 4/21/11	6,700	6,705,368
City of Sacramento California, GO, TRAN,
2.00%, 6/30/11	10,000	10,035,932

	Par
Municipal Bonds	(000)	Value
California (concluded)
County of Los Angeles California, RB, ROCS, VRDN,
Series II-R-13101CE (Citibank NA Liquidity
Facility), 0.27%, 4/07/11 (a)(b)(c)	$ 8,400	$ 8,400,000
County of Riverside California, GO, TRAN, Series B,
2.00%, 6/30/11	35,000	35,125,825
East Bay Municipal Utility District, Refunding RB,
VRDN, Series A-1, Mandatory Put Bonds,
0.28%, 4/07/11 (a)	24,000	24,000,000
Golden State Tobacco Securitization Corp.
California, RB, FLOATS, VRDN, Series 2215
(Morgan Stanley Bank Liquidity Facility),
0.32%, 4/07/11 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization Corp.
California, Refunding RB, FLOATS, VRDN (a)(b):
Series 2040 (Morgan Stanley Municipal
Funding Guarantee Agreement and Liquidity
Facility), 0.32%, 4/07/11	8,000	8,000,000
Series 2954 (Morgan Stanley Bank Liquidity
Facility), 0.32%, 4/07/11	1,345	1,344,500
Los Angeles Unified School District California, GO,
TRAN, Series A, 2.00%, 6/30/11	23,900	23,978,691
San Diego Unified School District California, GO,
TRAN, Series A, 2.00%, 6/30/11	40,000	40,141,659
San Mateo Union High School District California,
GO, ROCS, VRDN, Series II-R-11578PB
(AGC Insurance, PB Capital Corp. SBPA),
0.28%, 4/07/11 (a)(b)(c)	9,465	9,465,000
South Coast Local Education Agencies, RB, Pooled,
TRAN, Series A, 2.00%, 8/09/11	12,500	12,561,496
		268,103,973
Colorado — 0.9%
City & County of Denver Colorado, COP, Refunding,
VRDN, Series A3 (JPMorgan Chase Bank SBPA),
0.21%, 4/01/11 (a)	8,400	8,400,000
Colorado Housing & Finance Authority, RB, VRDN,
Class I (a):
M/F, Series C-4 (Federal Home Loan Bank
SBPA), 0.25%, 4/07/11	4,460	4,460,000
Series B-2, AMT (Dexia Credit Local SBPA),
0.30%, 4/07/11	25,000	25,000,000
		37,860,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	HDA	Housing Development Authority	PSF-GTD	Permanent School Fund Guaranteed
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds	Q-SBLF	Qualified School Bond Loan Fund
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	IDB	Industrial Development Board	ROCS	Reset Option Certificates
COP	Certificates of Participation	ISD	Independent School District	S/F	Single-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LIFERS	Long Inverse Floating Exempt Receipts	SAN	State Aid Notes
EDA	Economic Development Authority	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement
EDC	Economic Development Corp.	M/F	Multi-Family	SPEARS	Short-Puttable Exempt Adjustable Receipts
FGIC	Financial Guaranty Insurance Co.	MERLOTS	Municipal Exempt Receipts Liquidity	TAN	Tax Anticipation Notes
FLOATS	Floating Rate Securities		Optional Tenders	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	MSTR	Municipal Securities Trust Receipts	TRAN	Tax Revenue Anticipation Notes
		NPFGC	National Public Finance Guarantee Corp.	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 13

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 1.5%
Connecticut Housing Finance Authority, RB, VRDN (a):
Housing Mortgage Finance Program, Series G,
Mandatory Put Bonds, 0.45%, 11/15/11	$ 6,800	$ 6,800,000
Sub-Series F-1 (JPMorgan Chase Bank SBPA),
0.23%, 4/01/11	9,710	9,710,000
Connecticut State Development Authority, RB,
VRDN, Solid Waste Project, Rand/Whitney, AMT
(Bank of Montreal LOC), 0.26%, 4/07/11 (a)	5,100	5,100,000
Connecticut State Health & Educational Facility
Authority, Austin Trust, RB, VRDN Certificates,
Bank of America, Series 2008-352 (Bank of
America NA LOC, Bank of America NA
SBPA), 0.37%, 4/07/11 (a)(b)	4,700	4,700,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN, Hotchkiss School, Series A
(Northern Trust Co. SBPA), 0.19%, 4/07/11 (a)	9,100	9,100,000
Connecticut State Health & Educational Facility
Authority, Refunding RB, VRDN, Yale-New Haven
Hospital, Series L2 (Bank of America NA LOC),
0.22%, 4/07/11 (a)	5,100	5,100,000
Hartford Redevelopment Agency, Refunding HRB,
VRDN, Underwood Tower Project (AGM Insurance,
Societe Generale SBPA), 0.34%, 4/07/11 (a)	5,100	5,100,000
Regional School District No. 18, GO, BAN,
1.50%, 1/10/12	1,500	1,512,233
State of Connecticut, GO, Refunding, FLOATS,
VRDN, Series 514 (Morgan Stanley Bank SBPA),
0.25%, 4/07/11 (a)(b)	9,100	9,100,000
Town of Easton Connecticut, GO, BAN,
1.00%, 7/08/11	3,500	3,505,477
Town of New Milford Connecticut, GO, BAN,
1.50%, 7/26/11	5,800	5,820,573
		65,548,283
District of Columbia — 1.3%
District of Columbia, Deutsche Bank SPEARS/
LIFERS Trust, GO, SPEARS, VRDN, Series DB-463
(AGM Insurance, Deutsche Bank AG SBPA),
0.25%, 4/07/11 (a)(b)	8,375	8,375,000
District of Columbia, GO, FLOATS, VRDN, Series
1920 (Wells Fargo Bank NA LOC, Wells Fargo
Bank NA SBPA), 0.24%, 4/07/11 (a)(b)	16,055	16,055,000
District of Columbia, RB, VRDN, American University
(Bank of America NA LOC), 0.22%, 4/07/11 (a)	7,400	7,400,000
District of Columbia, Refunding RB, VRDN, Secured
Series E, 0.28%, 12/01/11 (a)	5,500	5,500,000
Washington Convention Center Authority, Refunding
RB, FLOATS, VRDN (a)(b):
Series 1730 (BHAC Insurance, Morgan Stanley
Bank Liquidity Facility), 0.26%, 4/07/11	6,665	6,665,000
Series 1731 (BHAC Insurance, Morgan Stanley
Bank Liquidity Facility), 0.26%, 4/07/11	6,665	6,665,000
Series 1736 (BHAC), 0.26%, 4/07/11	7,830	7,830,000
		58,490,000
Florida — 6.0%
Brevard County Housing Finance Authority, RB, VRDN,
Timber Trace Apartments Project, AMT (Citibank NA
LOC), 0.29%, 4/07/11 (a)	8,085	8,085,000
County of Miami-Dade Florida, RB, VRDN, Series E
(Wells Fargo Bank NA LOC), 0.24%, 4/07/11 (a)	30,000	30,000,000

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of St. John’s Florida, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS, VRDN,
Series DB-486 (Deutsche Bank AG SBPA),
0.25%, 4/07/11 (a)(b)	$ 8,895	$8,895,000
County of St. John’s Florida, RB, ROCS, VRDN,
Series II-R-755PB (PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	18,095	18,095,000
Florida Housing Finance Corp., RB, VRDN, Savannah
Springs Apartments, Series N, AMT (Citibank NA
LOC), 0.30%, 4/07/11 (a)	6,800	6,800,000
Florida State Board of Education, GO, ROCS,
VRDN, Series II-R-12288 (Citibank NA SBPA),
0.25%, 4/07/11 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse Funding
Trust, Tax Allocation Bonds, VRDN, Series
2006-0130, Solar Eclipse (US Bank NA LOC),
0.28%, 4/07/11 (a)(b)	3,895	3,895,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Brandon, Series A, AMT (Fannie Mae),
0.30%, 4/07/11 (a)	5,490	5,490,000
Jacksonville Economic Development Commission,
RB, VRDN, Lee & Cates Glass Inc. Project, AMT
(Wells Fargo Bank NA LOC), 0.41%, 4/07/11 (a)	120	120,000
Jacksonville Electric Authority Florida, Refunding RB,
VRDN (a):
Series 3-B-2 (Bank of America NA SBPA),
0.24%, 4/07/11	6,055	6,055,000
Series 3-B-3 (Bank of America NA SBPA),
0.24%, 4/07/11	8,125	8,125,000
Sub-Series A-2 (JPMorgan Chase & Co. SBPA),
0.25%, 4/07/11	6,350	6,350,000
Jacksonville Electric Authority Florida, TECP,
0.30%, 4/04/11	59,000	59,000,000
Jacksonville Health Facilities Authority, RB, VRDN,
Baptist Medical, Series B (Bank of America NA
LOC), 0.22%, 4/01/11 (a)	25,400	25,400,000
Manatee County Housing Finance Authority, HRB,
VRDN, Village at Cortez Apartments, Series A, AMT
(Fannie Mae), 0.30%, 4/07/11 (a)	11,400	11,400,000
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (BHAC Insurance, Citibank NA SBPA),
0.26%, 4/07/11 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, RB, ROCS, VRDN,
Series II-R-11818PB (PB Capital Corp. SBPA),
0.28%, 4/07/11 (a)(b)(c)	26,070	26,070,000
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Educational Facilities,
Atlantic University Inc. (Bank of America NA LOC),
0.28%, 4/07/11 (a)	9,400	9,400,000
Pinellas County Health Facilities Authority, RB,
VRDN, Health System, BayCare Health, Series A2
(Northern Trust Co. LOC), 0.24%, 4/07/11 (a)	4,000	4,000,000
University of South Florida Research Foundation Inc.,
RB, VRDN, University Technology Center Research
(Bank of America NA LOC), 0.28%, 4/07/11 (a)	7,000	7,000,000
		263,480,000

See Notes to Financial Statements.

14 BIF TAX-EXEMPT FUND MARCH 31, 2011

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia — 1.4%
Main Street Natural Gas Inc., RB, VRDN,
Series A (Royal Bank of Canada SBPA),
0.25%, 4/07/11 (a)	$ 20,700	$ 20,700,000
Municipal Electric Authority of Georgia, Refunding RB,
VRDN, Project No. 1, Sub-Series B (Dexia Credit
Local LOC), 0.32%, 4/07/11 (a)	10,000	10,000,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB (PB Capital Corp. SBPA),
0.28%, 4/07/11 (a)(b)	26,005	26,005,000
Whitfield County Development Authority, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT
(Wachovia Bank NA LOC), 0.40%, 4/07/11 (a)	3,100	3,100,000
		59,805,000
Idaho — 0.4%
State of Idaho, RB, TAN, 2.00%, 6/30/11	15,350	15,410,594
Illinois — 4.2%
BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 5001 (Rabobank International LOC),
0.33%, 4/07/11 (a)(b)(c)	12,886	12,885,509
Chicago Transit Authority, COP, ROCS, VRDN,
Series II-R-11786 (AGC Insurance, Citibank NA
SBPA), 0.45%, 4/07/11 (a)(b)(c)	7,900	7,900,000
City of Chicago Illinois, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN (a)(b):
Series DB-502 (AGM Insurance, Deutsche
Bank AG SBPA), 0.25%, 4/07/11	40,975	40,975,000
Series DBE-534, 0.25%, 4/07/11	2,225	2,225,000
City of Chicago Illinois, RB, VRDN (a):
FLOATS, Series PT-3334 (Dexia Credit Local
Liquidity Facility), 0.43%, 4/07/11 (b)	9,775	9,775,000
ROCS, Series II-R-239, AMT (AGM Insurance,
Citibank NA SBPA), 0.40%, 4/07/11 (b)	3,700	3,700,000
Second Lien, Series B, AMT (Societe Generale
LOC), 0.26%, 4/07/11	15,784	15,784,000
Second Lien, Sub-Series 2000-1 (JPMorgan
Chase Bank SBPA), 0.22%, 4/01/11	3,000	3,000,000
Illinois Finance Authority, RB, VRDN (a):
Evanston Northwestern, Series C (JPMorgan
Chase Bank SBPA), 0.20%, 4/01/11	2,700	2,700,000
Northwestern University, Sub-Series 2008-A,
Mandatory Put Bonds, 0.43%, 3/01/12	3,800	3,800,000
Revolving Fund Pooled, Series D (Bank One
Illinois NA LOC), 0.25%, 4/07/11	5,700	5,700,000
University of Chicago Medical Center, Series B
(Wells Fargo Bank NA LOC), 0.20%, 4/01/11	6,600	6,600,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118,
Class A (Citibank NA SBPA), 0.24%, 4/07/11 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare, Series B
(JPMorgan Chase Bank LOC), 0.22%, 4/01/11	36,410	36,410,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority, Series A-2A (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.30%, 4/07/11 (a)	7,700	7,700,000
Illinois State Toll Highway Authority, Refunding RB,
VRDN, Series B (AGM Insurance, Landesbank
Hessen-Thuringen SBPA), 0.33%, 4/07/11 (a)	12,235	12,235,000
University of Illinois, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0124, Class A
(Citibank NA SBPA), 0.26%, 4/07/11 (a)(b)	10,000	10,000,000
		184,539,509

	Par
Municipal Bonds	(000)	Value
Indiana — 1.7%
City of Michigan City Indiana, RB, VRDN,
Palatek Project, AMT (Comerica Bank LOC),
0.40%, 4/07/11 (a)	$ 4,700	$4,700,000
City of Portage Indiana, RB, VRDN, Breckenridge
Apartments Project, AMT (LaSalle National Bank
LOC), 0.29%, 4/07/11 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN, Petoskey
Plastics Inc., AMT (Comerica Bank LOC),
0.40%, 4/07/11 (a)	4,380	4,380,000
Indiana Finance Authority, RB, VRDN, Lease
Appropriation, Series A-1 (JPMorgan Chase Bank
SBPA), 0.22%, 4/01/11 (a)	31,100	31,100,000
Indiana Finance Authority, Refunding RB, VRDN,
Duke Energy Indiana Project, Series A-1, AMT
(Bank of America NA LOC), 0.28%, 4/07/11 (a)	6,000	6,000,000
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, ROCS, VRDN, Series II-R-11779
(AGC Insurance, Citibank NA SBPA),
0.40%, 4/07/11 (a)(b)(c)	24,825	24,825,000
		75,655,000
Iowa — 0.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza
Project, AMT (Manufacturers & Traders LOC),
0.41%, 4/07/11 (a)	3,295	3,295,000
Iowa Higher Education Loan Authority, Refunding RB,
VRDN, Private College Facility, Loras College Project
(Lasalle Bank NA LOC), 0.23%, 4/01/11 (a)	11,960	11,960,000
State of Iowa, Barclays Capital Municipal Trust
Receipts, RB, FLOATS, VRDN, Series 13B-C (Barclays
Bank Plc SBPA), 0.26%, 4/07/11 (a)(b)(c)	6,200	6,200,000
		21,455,000
Kansas — 0.3%
Counties of Sedgwick & Shawnee Kansas, JPMorgan
Chase PUTTERS/DRIVERS Trust, Refunding RB,
PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae
Insurance, JPMorgan Chase & Co. SBPA),
0.35%, 4/07/11 (a)(b)(c)	4,825	4,825,000
Counties of Sedgwick & Shawnee Kansas, RB,
FLOATS, VRDN, Series 2480, AMT (Ginnie Mae
Insurance, Morgan Stanley Bank Liquidity Facility),
0.29%, 4/07/11 (a)(b)	6,445	6,445,000
		11,270,000
Kentucky — 0.6%
Campbell & Kenton Counties Sanitation District No. 1
Kentucky, RB, MSTR, VRDN, Series SGA 130
(AGM Insurance, Societe Generale SBPA),
0.30%, 4/07/11 (a)(b)	11,000	11,000,000
County of Boyd Kentucky, RB, VRDN, Air Products
& Chemicals Project, AMT, 0.38%, 4/07/11 (a)	3,775	3,775,000
Kentucky Economic Development Finance Authority,
Refunding RB, FLOATS, VRDN, Series 2980
(Morgan Stanley Bank Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	10,500	10,500,000
		25,275,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 15

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 1.8%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.41%, 4/07/11	$ 4,000	$4,000,000
Go To The Show, Series A (Federal Home Loan
Bank LOC), 0.25%, 4/07/11	5,305	5,305,000
Honeywell International Inc. Project, AMT,
0.45%, 4/07/11	6,000	6,000,000
Louisiana Local Government Environmental Facilities
& Community Development Authority, Refunding
RB, VRDN, BASF Corp. Project, Series B,
0.38%, 4/07/11 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB,
VRDN, First Stage, Loop LLC, Series A (JPMorgan
Chase Bank LOC), 0.23%, 4/01/11 (a)	20,560	20,560,000
Louisiana Public Facilities Authority, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.33%, 4/07/11 (a)	2,850	2,850,000
Louisiana State Municipal Natural Gas Purchasing
& District Authority, RB, PUTTERS, VRDN,
Series 1411Q (JPMorgan Chase & Co. LOC),
0.30%, 4/07/11 (a)(b)	9,616	9,616,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, AMT, 0.40%, 4/07/11 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor
Steel LLC Project, Series B-1 (Nucor Corp. Liquidity
Facility), 0.26%, 4/07/11 (a)	13,000	13,000,000
		78,931,000
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority, Eclipse Funding Trust, RB, VRDN, Series
2007-0104, Solar Eclipse (US Bank NA LOC),
0.24%, 4/07/11 (a)(b)	3,170	3,170,000
Maryland — 0.9%
County of Baltimore Maryland, RB, VRDN, Paths
at Loveton (Manufacturers & Traders LOC),
0.31%, 4/07/11 (a)	4,065	4,065,000
Maryland Community Development Administration,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47, AMT (State Street Bank & Trust
Co. SBPA), 0.40%, 4/07/11 (a)(b)(c)	2,350	2,350,000
Maryland Community Development Administration,
Refunding RB, FLOATS, VRDN, Series 2997,
AMT (Morgan Stanley Bank Liquidity Facility),
0.29%, 4/07/11 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT (Manufacturers
& Traders LOC), 0.56%, 4/07/11	9,520	9,520,000
Garrett Community College Facility
(Manufacturers & Traders LOC), 0.26%, 4/07/11	6,905	6,905,000
Linemark Printing Project, AMT (Manufacturers
& Traders LOC), 0.46%, 4/07/11	3,520	3,520,000
Pharmaceutics International Inc., Series A, AMT
(AllFirst Bank LOC), 0.41%, 4/07/11	4,180	4,180,000
		39,015,000

	Par
Municipal Bonds	(000)	Value
Massachusetts — 4.6%
City of Quincy Massachusetts, GO, BAN:
1.00%, 9/15/11	$ 5,000	$ 5,010,683
1.60%, 1/27/12	34,500	34,783,660
Commonwealth of Massachusetts, Refunding RB,
FLOATS, VRDN, Series PT-3058 (Dexia Credit
Local LOC, Dexia Credit Local SBPA),
0.43%, 4/07/11 (a)(b)	26,920	26,920,000
Massachusetts Bay Transportation Authority,
Refunding RB, VRDN, Senior Series A,
0.34%, 4/07/11 (a)	3,500	3,500,000
Massachusetts Development Finance Agency,
Macon Trust, RB, VRDN Certificates, Bank of
America, Series 2007-344 (Bank of America NA
LOC), 0.44%, 4/07/11 (a)(b)	52,704	52,704,000
Massachusetts Health & Educational Facilities
Authority, Macon Trust, RB, VRDN Certificates,
Bank of America, Series 2007-310 (Bank of
America NA LOC), 0.37%, 4/07/11 (a)(b)	7,315	7,315,000
Massachusetts Health & Educational Facilities
Authority, RB, ROCS, VRDN, Series II-R-11577PB
(PB Capital Corp. SBPA), 0.28%, 4/07/11 (a)(b)	31,625	31,625,000
Massachusetts State Department of Transportation,
Refunding RB, VRDN, Contract Assistance,
Series A2 (JPMorgan Chase Bank SBPA),
0.22%, 4/07/11 (a)	20,000	20,000,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-74 (State Street Bank & Trust Co. SBPA),
0.25%, 4/07/11 (a)(b)	11,471	11,471,000
Massachusetts Water Resources Authority,
Refunding RB, VRDN, Eagle Tax-Exempt Trust,
Series 2006-0054, Class A (Citibank NA SBPA),
0.25%, 4/07/11 (a)(b)	7,495	7,495,000
		200,824,343
Michigan — 2.1%
Detroit City School District, GO, FLOATS, VRDN,
Series DC8032 (AGM Insurance, Dexia Credit
Local LOC), 0.30%, 4/01/11 (a)(b)	9,980	9,980,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF
Insurance, Landesbank Hessen-Thuringen SBPA),
0.27%, 4/07/11 (a)	7,200	7,200,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	4,230	4,249,450
Series D-2 (JPMorgan Chase Bank LOC),
2.00%, 8/22/11	11,400	11,471,747
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.29%, 4/07/11 (a)(b)	32,045	32,045,000
Michigan State Hospital Finance Authority, RB,
VRDN, Ascension Health Senior Credit,
0.34%, 10/27/11 (a)	4,000	4,000,000
Michigan State Hospital Finance Authority,
Refunding RB, VRDN, Ascension Health Senior
Credit, 0.34%, 10/27/11 (a)	3,700	3,700,000
Reset Optional Certificates Trust II-R, Refunding RB,
ROCS, VRDN, Series II-R-665PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.29%, 4/07/11 (a)(b)	20,580	20,580,000
		93,226,197

See Notes to Financial Statements.

16 BIF TAX-EXEMPT FUND MARCH 31, 2011

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Minnesota — 0.8%
Minneapolis & St. Paul Housing & Redevelopment
Authority, Refunding RB, VRDN, Allina Health
System, Series B-2 (JPMorgan Chase Bank LOC),
0.22%, 4/01/11 (a)	$ 5,600	$ 5,600,000
Minnesota School District Capital Equipment
Borrowing Program, COP, Aid Anticipation
Certificates Indebtedness, Series B,
2.00%, 9/01/11	20,450	20,591,848
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB (PB Capital Corp. SBPA),
0.28%, 4/07/11 (a)(b)	10,405	10,405,000
		36,596,848
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN,
Series A, Renaissance at Colony Park LLC
Project (Federal Home Loan Bank LOC),
0.25%, 4/07/11 (a)	7,200	7,200,000
Missouri — 1.6%
City of North Kansas City Missouri, Refunding RB,
VRDN, North Kansas City Hospital (Bank of
America NA LOC), 0.24%, 4/01/11 (a)	15,210	15,210,000
Kansas City IDA Missouri, RB, VRDN, Kansas City
Downtown Redevelopment, Series B (JPMorgan
Chase Bank LOC), 0.25%, 4/07/11 (a)	11,590	11,590,000
Missouri Joint Municipal Electric Utility Commission,
RB, ROCS, VRDN, Series II-R-620PB (BHAC
Insurance, PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	12,310	12,310,000
Missouri State Health & Educational Facilities
Authority, RB, VRDN, BJC Health System, Series B
(US Bank NA SBPA), 0.22%, 4/01/11 (a)	1,900	1,900,000
Missouri State Health & Educational Facilities
Authority, Refunding RB:
Ascension Health Senior Credit, Series C-1,
Mandatory Put Bonds, 0.48%, 5/04/11 (e)	4,245	4,245,000
VRDN, Drury College (Bank of America NA LOC),
0.24%, 4/01/11 (a)	19,090	19,090,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.41%, 4/07/11 (a)	6,000	6,000,000
		70,345,000
Nebraska — 1.0%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series
2900 (Morgan Stanley Bank Liquidity Facility),
0.27%, 4/07/11 (a)(b)	16,000	16,000,000
Public Power Generation Agency, RB, ROCS, VRDN,
Series II-R-11019PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.29%, 4/07/11 (a)(b)	25,945	25,945,000
		41,945,000
Nevada — 0.6%
County of Clark Nevada, RB:
System, Junior Subordinate Lien Notes,
Series E-1, 2.50%, 6/01/11	7,335	7,358,119
VRDN, ROCS, Series II-R-11825 (AGC Insurance,
Citibank NA SBPA), 0.40%, 4/07/11 (a)(b)(c)	5,750	5,750,000
Truckee Meadows Water Authority, Refunding RB,
FLOATS, VRDN, Series 51TP (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.25%, 4/07/11 (a)(b)	11,790	11,790,000
		24,898,119

	Par
Municipal Bonds	(000)	Value
New Hampshire — 1.2%
New Hampshire Business Finance Authority, RB,
VRDN, Lonza Biologics Inc. (Landesbank
Hessen-Thuringen LOC), 0.31%, 4/07/11 (a)	$ 20,600	$ 20,600,000
New Hampshire Health & Education Facilities
Authority, Eclipse Funding Trust, RB, VRDN,
Series 2007-0018, Solar Eclipse (US Bank NA
LOC), 0.24%, 4/07/11 (a)(b)	10,355	10,355,000
New Hampshire Health & Education Facilities
Authority, RB, ROCS, VRDN, Series II-R-783PB
(BHAC Insurance, PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	20,060	20,060,000
		51,015,000
New Jersey — 7.1%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/26/11	7,011	7,029,941
Borough of Englewood Cliffs New Jersey, GO,
Refunding, BAN, 1.25%, 3/30/12	7,076	7,111,284
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/05/11	10,576	10,592,780
Borough of Palisades Park New Jersey, GO, BAN,
1.25%, 4/21/11	1,600	1,600,438
New Jersey EDA, Refunding RB, FLOATS, VRDN
(Dexia Credit Local LOC, Dexia Credit Local
SBPA) (a)(b):
Series PT-2805, 0.42%, 4/07/11	18,555	18,555,000
Series PT-3824, 0.42%, 4/07/11	36,430	36,430,000
New Jersey EDA, TECP (Dexia Credit Local SBPA),
0.38%, 4/05/11	28,500	28,500,000
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, VRDN, S/F Housing,
Series O, AMT (Dexia Credit Local SBPA),
0.32%, 4/07/11 (a)	20,000	20,000,000
New Jersey State Turnpike Authority, RB, VRDN,
Series C-2 (AGM Insurance, Dexia Credit Local
SBPA), 0.34%, 4/07/11 (a)	7,600	7,600,000
New Jersey Transportation Trust Fund Authority,
Refunding RB, FLOATS, VRDN (a)(b):
Series PT-3535 (Dexia Credit Local Liquidity
Facility), 0.42%, 4/07/11	4,780	4,780,000
Series PT-3859 (Dexia Credit Local Liquidity
Facility), 0.42%, 4/07/11	14,040	14,040,000
State of New Jersey, JPMorgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN (a)(b)(c):
Series 3808 (JPMorgan Chase & Co. Liquidity
Facility), 0.23%, 4/01/11	31,000	31,000,000
Series 3848 (JPMorgan Chase Bank Liquidity
Facility), 0.30%, 6/23/11	50,000	50,000,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959
(Morgan Stanley Bank Liquidity Facility),
0.32%, 4/07/11 (a)(b)(c)	11,150	11,150,000
Township of Clark New Jersey, GO, BAN,
1.25%, 3/23/12	8,145	8,185,294
Township of Fairfield New Jersey, GO, BAN,
1.25%, 2/22/12	5,377	5,391,970
Township of Long Beach New Jersey, GO, BAN,
1.25%, 3/30/12	5,408	5,437,817
Township of Montgomery New Jersey, GO, BAN,
1.00%, 9/22/11	11,200	11,224,578

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 17

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Toms River New Jersey, GO, BAN,
1.25%, 12/16/11	$ 16,950	$ 17,029,205
Township of Voorhees New Jersey, GO, BAN,
Series A, 1.25%, 4/04/12 (d)	5,795	5,812,733
Village of Ridgewood New Jersey, GO, BAN,
1.50%, 6/24/11	11,191	11,215,602
		312,686,642
New Mexico — 0.2%
City of Rio Rancho New Mexico, Eclipse Funding
Trust, RB, VRDN, Series 2007-0019, Solar Eclipse
(US Bank NA LOC), 0.24%, 4/07/11 (a)(b)	10,000	10,000,000
New York — 6.4%
Buffalo Municipal Water Finance Authority,
Refunding RB, VRDN (JPMorgan Chase Bank
LOC), 0.22%, 4/07/11 (a)	10,000	10,000,000
City of New York New York, GO, VRDN,
Sub-Series L-5 (Dexia Credit Local SBPA),
0.30%, 4/01/11 (a)	5,400	5,400,000
Metropolitan Transportation Authority, Refunding
RB, VRDN, Series B (AGM Insurance, Dexia Credit
Local SBPA), 0.33%, 4/07/11 (a)	15,000	15,000,000
New York City Housing Development Corp., RB,
VRDN (a):
Beekman Tower, Series A (RBS Citizens NA
LOC), 0.27%, 4/07/11	18,300	18,300,000
Elliott Chelsea Development, Series A
(Citibank NA LOC), 0.23%, 4/07/11	2,900	2,900,000
Series H-2-B, AMT (Bank of America NA SBPA),
0.23%, 4/01/11	4,800	4,800,000
Series I-2, Mandatory Put Bonds, AMT,
0.53%, 5/13/11	6,950	6,950,000
Series J-1, Mandatory Put Bonds,
0.48%, 9/15/11	9,450	9,450,000
New York City Housing Development Corp.,
Refunding RB, VRDN, M/F, The Crest, Series A
(Landesbank Hessen-Thuringen LOC),
0.29%, 4/07/11 (a)	4,000	4,000,000
New York City Industrial Development Agency,
Refunding RB, VRDN, Touro College Project
(JPMorgan Chase Bank LOC), 0.24%, 4/07/11 (a)	6,400	6,400,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
2nd General Resolution, Series AA-1 (State
Street Bank & Trust Co. and California State
Teachers’ Retirement System SBPA),
0.23%, 4/01/11	2,200	2,200,000
Eagle Tax-Exempt Trust, Series 2009-0047,
Class A (Citibank NA SBPA),
0.25%, 4/07/11 (b)(c)	6,900	6,900,000
New York City Transitional Finance Authority, RB,
VRDN (a):
Future Tax Secured, Series C (Bayerische
Landesbank SBPA), 0.26%, 4/01/11	14,100	14,100,000
Future Tax Secured, Series G-5 (Barclays
Bank Plc SBPA), 0.18%, 4/01/11	19,400	19,400,000
Future Tax Secured, Sub-Series C3 (Dexia
Credit Local SBPA), 0.28%, 4/07/11	13,545	13,545,000
New York City Recovery, Series 3, Sub-Series 3E
(Landesbank Baden-Wurttemberg SBPA),
0.23%, 4/01/11	1,100	1,100,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB,
VRDN (a) (concluded):
New York City Recovery, Sub-Series 1C
(JPMorgan Chase Bank Liquidity Facility),
0.23%, 4/01/11	$ 12,100	$ 12,100,000
Sub-Series 2B (Dexia Credit Local SBPA),
0.28%, 4/07/11	12,315	12,315,000
New York Mortgage Agency, RB, VRDN (a):
Homeowner Mortgage, Series 125, AMT (Dexia
Credit Local SBPA), 0.39%, 4/07/11	3,000	3,000,000
Series 144, AMT (Dexia Credit Local SBPA),
0.32%, 4/01/11	11,520	11,520,000
Series 159 (Bank of America NA SBPA),
0.25%, 4/07/11	4,700	4,700,000
New York State Dormitory Authority, Refunding RB,
VRDN, Cornell University, Series B (JPMorgan
Chase & Co. SBPA), 0.23%, 4/07/11 (a)	4,900	4,900,000
New York State HFA, RB, VRDN, Series A (JPMorgan
Chase Bank LOC), 0.25%, 4/07/11 (a)	7,600	7,600,000
New York State HFA, Refunding RB, VRDN (a):
505 West 37th Street, Series B (Landesbank
Hessen-Thuringen LOC), 0.25%, 4/07/11	22,700	22,700,000
Series M-1 (Bank of America NA LOC),
0.23%, 4/07/11	6,300	6,300,000
Port Authority of New York & New Jersey, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, PUTTERS,
VRDN, Series 3192, AMT (JPMorgan Chase & Co.
SBPA), 0.34%, 4/07/11 (a)(b)(c)	25,325	25,325,000
Ramapo Housing Authority New York, RB, VRDN,
Fountainview College Road (Manufacturers
& Traders LOC), 0.35%, 4/07/11 (a)	13,510	13,510,000
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN (a):
General, Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.25%, 4/07/11	5,970	5,970,000
Metropolitan Transit Authority Bridges and
Tunnels, Series AB (AGM Insurance, JPMorgan
Chase Bank SBPA), 0.32%, 4/07/11	10,880	10,880,000
		281,265,000
North Carolina — 4.2%
Charlotte Housing Authority North Carolina, RB,
VRDN (Wachovia Bank NA LOC) (a):
Oak Park Project, 0.26%, 4/07/11	5,000	5,000,000
Stonehaven East Project, 0.26%, 4/07/11	8,550	8,550,000
Charlotte-Mecklenburg Hospital Authority, Refunding
RB, VRDN, Series H (Wells Fargo Bank NA LOC),
0.20%, 4/01/11 (a)	18,900	18,900,000
City of Charlotte North Carolina, Refunding RB,
VRDN, Charlotte Douglas, Series D (Bank of
America NA LOC), 0.23%, 4/07/11 (a)	1,260	1,260,000
City of Raleigh North Carolina, COP, VRDN,
Downtown, Series B (RBC Bank USA SBPA),
0.28%, 10/27/11 (a)	7,900	7,900,000
City of Raleigh North Carolina, Refunding RB, VRDN,
0.35%, 4/07/11 (a)	3,375	3,375,000
County of Mecklenburg, COP, VRDN (Branch Banking
& Trust SBPA), 0.26%, 4/07/11 (a)	3,290	3,290,000
County of Mecklenburg, GO, Refunding, VRDN,
7 Month Windows, Series D, 0.35%, 10/27/11 (a)	5,800	5,800,000

See Notes to Financial Statements.

18 BIF TAX-EXEMPT FUND MARCH 31, 2011

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
County of Mecklenburg North Carolina, GO, VRDN,
Series B (Landesbank Hessen-Thuringen SBPA),
0.22%, 4/07/11 (a)	$ 600	$ 600,000
County of Pender North Carolina, GO, BAN, Water,
1.25%, 7/06/11	8,200	8,215,431
County of Wake North Carolina, GO, VRDN, Series A
(RBC Bank USA SBPA), 0.28%, 4/07/11 (a)	43,650	43,650,000
North Carolina Capital Facilities Finance Agency,
RB, VRDN, Aquarium Society Project (Bank of
America NA LOC), 0.26%, 4/07/11 (a)	21,435	21,435,000
North Carolina Educational Facilities Finance
Agency, RB, VRDN, Duke University Project,
Series B, 0.23%, 4/07/11 (a)	800	800,000
North Carolina HFA, RB, MERLOTS, VRDN,
Series B12, AMT (Wells Fargo Bank NA SBPA),
0.32%, 4/07/11 (a)(b)(c)	7,005	7,005,000
North Carolina Medical Care Commission, RB, VRDN,
Moses Cone Health System, Series A (a):
0.23%, 4/07/11	400	400,000
(Bank of America NA SBPA), 0.25%, 4/07/11	7,225	7,225,000
North Carolina Medical Care Commission,
Refunding RB, VRDN, Moses Cone Health System
(Bank of America NA SBPA), 0.22%, 4/01/11 (a)	3,000	3,000,000
North Carolina State Education Assistance
Authority, Refunding RB, VRDN, Student Loan,
Series A-2, AMT (Royal Bank of Canada LOC),
0.28%, 4/07/11 (a)	19,525	19,525,000
Person County Industrial Facilities & Pollution
Control Financing Authority, RB, VRDN, CertainTeed
Gypsum Inc. (Credit Industriel et Commercial LOC),
0.23%, 4/07/11 (a)	7,500	7,500,000
Reset Optional Certificates Trust II-R, RB, ROCS,
VRDN, Series II-R-645 (Citibank NA SBPA),
0.25%, 4/07/11 (a)(b)	5,400	5,400,000
State of North Carolina, GO, VRDN (Landesbank
Hessen-Thuringen SBPA) Public Improvement (a):
Series F, 0.21%, 4/07/11	900	900,000
Series G, 0.20%, 4/07/11	1,300	1,300,000
University of North Carolina at Chapel Hill,
Refunding RB, VRDN, Series B, 0.17%, 4/07/11 (a)	1,500	1,500,000
Yancey County Industrial Facilities & Pollution
Control Financing Authority, RB, VRDN, Altec
Industries Inc. Project, AMT (Branch Banking
& Trust LOC), 0.34%, 4/07/11 (a)	1,700	1,700,000
		184,230,431
Ohio — 0.5%
City of Avon Ohio, GO, BAN, 1.25%, 7/21/11	3,000	3,006,131
City of Delaware Ohio, GO, BAN, Various Purpose,
1.25%, 4/27/11	3,900	3,901,892
City of Lebanon Ohio, GO, BAN, Water System
Improvement, 1.15%, 3/30/12	5,500	5,524,530
City of Marysville Ohio, GO, Wastewater Treatment,
1.25%, 6/01/11	6,250	6,255,259
City of Shaker Heights Ohio, GO, BAN, Various
Purpose Improvement, 1.50%, 5/06/11	2,625	2,627,185
County of Licking Ohio, GO, BAN, Various Purpose,
1.25%, 6/16/11	2,800	2,803,222
		24,118,219

	Par
Municipal Bonds	(000)	Value
Oklahoma — 0.1%
Oklahoma Development Finance Authority,
RB, VRDN, Conoco Project, Series B, AMT,
0.30%, 4/07/11 (a)	$ 2,500	$ 2,500,000
Oregon — 0.5%
Oregon State Department of Transportation, RB,
VRDN, Subordinate Lien, Series B-2 (Dexia Credit
Local Liquidity Facility), 0.29%, 4/07/11 (a)	23,635	23,635,000
Pennsylvania — 1.8%
Allegheny County Hospital Development Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS,
VRDN, Series E-16 (Royal Bank of Canada LOC),
0.25%, 4/07/11 (a)(b)(c)	12,800	12,800,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58
(State Street Bank & Trust Co. SBPA),
0.28%, 4/07/11 (a)(b)(c)	12,500	12,500,000
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series B (AGC
Insurance, Wells Fargo Bank NA SBPA),
0.22%, 4/01/11 (a)	10,300	10,300,569
Emmaus General Authority, RB, VRDN, Pennsylvania
Loan Program, Series A (US Bank NA LOC),
0.25%, 4/07/11 (a)	8,200	8,200,000
Pennsylvania HFA, Refunding RB, VRDN,
Series 99C, AMT (Dexia Credit Local SBPA),
0.37%, 4/07/11 (a)	5,100	5,100,000
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, VRDN, Children’s Hospital
of Philadelphia, Series A
(Wachovia Bank NA SBPA), 0.21%, 4/01/11 (a)	22,060	22,060,000
Venango IDA (Dexia Credit Local SBPA), TECP:
0.41%, 4/05/11	6,000	6,000,000
0.42%, 4/06/11	2,549	2,549,000
0.41%, 4/07/11	1,000	1,000,000
		80,509,569
Puerto Rico — 2.6%
Commonwealth of Puerto Rico, Austin Trust,
Refunding RB, VRDN Certificates, Bank of
America, Series 2008-355 (Bank of
America NA LOC, Bank of America NA SBPA),
0.43%, 4/07/11 (a)(b)(c)	3,100	3,100,000
Commonwealth of Puerto Rico, GO, Refunding,
VRDN, Public Improvement, Series A-2 (AGM
Insurance, JPMorgan Chase Bank SBPA),
0.24%, 4/07/11 (a)	30,000	30,000,000
Puerto Rico Electric Power Authority, Puttable
Floating Option Tax-Exempt Receipts, Refunding
RB, FLOATS, VRDN, Series 4147 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.42%, 4/07/11 (a)(b)	33,270	33,270,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN (a)(b):
Series PT-3189 (Dexia Credit Local LOC,
Dexia Credit Local SBPA), 0.42%, 4/07/11	40,945	40,945,000
Series PT-3677 (Dexia Credit Local
Guarantee Agreement and Liquidity Facility),
0.42%, 4/07/11	5,000	5,000,000
		112,315,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 19

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Rhode Island — 1.5%
Narragansett Bay Commission, RB, ROCS, VRDN,
Series II-R-780PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.29%, 4/07/11 (a)(b)	$ 17,415	$ 17,415,000
State of Rhode Island, GO, TAN, Series R-1,
2.00%, 6/30/11	48,250	48,429,383
		65,844,383
South Carolina — 1.6%
City of Spartanburg South Carolina, RB, ROCS,
VRDN, Series II-R-11020PB (AGM Insurance,
PB Capital Corp. SBPA), 0.29%, 4/07/11 (a)(b)	13,375	13,375,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C (Bank of America NA LOC),
0.24%, 4/07/11 (a)	4,500	4,500,000
South Carolina Jobs-EDA, Macon Trust, RB, VRDN
Certificates, Bank of America, Series 2007-303
(Bank of America NA LOC, Bank of America NA
SBPA), 0.37%, 4/07/11 (a)(b)	7,480	7,480,000
South Carolina Jobs-EDA, Refunding RB, VRDN,
UMA Refinance Project (Wells Fargo Bank NA
LOC), 0.22%, 4/01/11 (a)	4,785	4,785,000
South Carolina State Public Service Authority,
RB, VRDN, Eagle Tax-Exempt Trust, Series
2006-0007, Class A (Citibank NA SBPA),
0.26%, 4/07/11 (a)(b)	11,500	11,500,000
South Carolina Transportation Infrastructure Bank,
Refunding RB, VRDN (a):
Series B1 (Bank of America NA LOC),
0.25%, 4/07/11	5,280	5,280,000
Series B2 (Branch Banking & Trust LOC),
0.24%, 4/07/11	4,750	4,750,000
Spartanburg County Regional Health Services
District, Refunding RB, VRDN, Series C (AGC
Insurance, Bank of America NA SBPA),
0.33%, 4/07/11 (a)	18,570	18,570,000
		70,240,000
Tennessee — 4.0%
Clarksville Public Building Authority Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal
Bond Fund (Bank of America NA LOC) (a):
0.28%, 4/07/11	16,745	16,745,000
0.30%, 4/07/11	23,855	23,855,000
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B (Landesbank
Hessen-Thuringen SBPA), 0.28%, 4/07/11 (a)	55,970	55,970,000
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board,
Refunding RB, FLOATS, VRDN (Morgan Stanley
Bank Liquidity Facility) (a)(b)(c):
Series 3012, 0.26%, 4/07/11	5,305	5,305,000
Series 3013, 0.25%, 4/07/11	10,000	10,000,000
Metropolitan Government of Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony
Hall Project (Bank of America NA LOC),
0.28%, 4/07/11 (a)	12,273	12,273,000
Montgomery County Public Building Authority
Tennessee, RB, VRDN, Tennessee County Loan Pool
(Bank of America NA LOC), 0.30%, 4/07/11 (a)	1,530	1,530,000

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Shelby County Health Educational & Housing
Facilities Board, Refunding RB, VRDN (AGC
Insurance, US Bank NA SBPA) Methodist
Le Bonheur (a):
Series A, 0.28%, 4/07/11	$ 25,000	$25,000,000
Series B, 0.30%, 4/07/11	25,000	25,000,000
		175,678,000
Texas — 18.7%
Brazos Harbor Industrial Development Corp., RB,
VRDN, AMT (a):
BASF Corp. Project, 0.41%, 4/07/11	75,000	75,000,000
ConocoPhillips Co. Project, 0.30%, 4/07/11	10,500	10,500,000
Brazos River Harbor Navigation District, RB, VRDN,
AMT, BASF Corp. (a):
Multi-Mode, 0.40%, 4/07/11	15,800	15,800,000
Project, 0.40%, 4/07/11	18,400	18,400,000
City of Austin Texas, Refunding RB, VRDN, AMT
(AGM Insurance, Dexia Credit Local SBPA) (a):
Sub-Series 2, 0.34%, 4/07/11	50,000	50,000,000
Sub-Series 3, 0.34%, 4/07/11	47,775	47,775,000
Sub-Series 4, 0.34%, 4/07/11	50,335	50,335,000
City of Brownsville Texas, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DBE-533
(Deutsche Bank AG LOC, Deutsche Bank AG
SBPA), 0.25%, 4/07/11 (a)(b)	1,750	1,750,000
City of Houston Texas, GO, TRAN, 2.00%, 6/30/11	19,300	19,376,187
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB (PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	10,660	10,660,000
County of Fort Bend Texas, GO, MSTR, VRDN,
Series SGB 46, Class A (Societe Generale SBPA),
0.25%, 4/07/11 (a)(b)	4,500	4,500,000
County of Harris Texas, Clipper Tax-Exempt
Certificate Trust, GO, VRDN, Series 2009-73
(State Street Bank & Trust Co. SBPA),
0.28%, 4/07/11 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, ROCS, VRDN,
Series II-R-10360 (Citibank NA SBPA),
0.25%, 4/07/11 (a)(b)(c)	7,175	7,175,000
County of Harris Texas, RB, MSTR, VRDN,
Series SGC 31, Class A (Societe Generale LOC),
0.25%, 4/07/11 (a)(b)	11,280	11,280,000
County of Harris Texas, Refunding RB, VRDN,
Toll Road, Senior Lien, Series A-2, Mandatory
Put Bonds, 2.00%, 8/15/11 (a)	21,865	22,000,001
Cypress-Fairbanks ISD, GO, FLOATS, VRDN,
Series 86TP (Wells Fargo Bank NA SBPA),
0.25%, 4/07/11 (a)(b)	2,555	2,555,000
Dallas ISD, GO, Refunding (PSF-GTD Insurance),
5.25%, 2/15/12 (f)	4,110	4,278,444
Denton ISD Texas, GO, VRDN, Building, Series
2005-A (Bank of America NA SBPA),
0.25%, 4/07/11 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding, FLOATS,
VRDN, Series SG-153 (PSF-GTD Insurance,
Societe Generale SBPA), 0.25%, 4/07/11 (a)(b)	12,250	12,250,000
Gulf Coast Waste Disposal Authority, RB, VRDN,
AMT (a):
Air Products Project, 0.33%, 4/07/11	2,200	2,200,000
American Acryl LP Project (Credit Industriel
et Commercial LOC), 0.36%, 4/07/11	19,000	19,000,000

See Notes to Financial Statements.

20 BIF TAX-EXEMPT FUND MARCH 31, 2011

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp.,
RB, VRDN, Baylor College of Medicine, Series B
(JPMorgan Chase Bank LOC), 0.22%, 4/01/11 (a) $ 6,765		$ 6,765,000
Harris County Health Facilities Development Corp.,
Refunding RB, VRDN, St. Luke’s Episcopal Hospital,
Series B (JPMorgan Chase Bank, Northern Trust Co.
and Bank of America SBPA), 0.23%, 4/01/11 (a)	37,400	37,400,000
Katy ISD Texas, GO, VRDN, School Building
(PSF-GTD Insurance, Bank of America NA SBPA),
0.26%, 4/07/11 (a)	5,500	5,500,000
North Texas Municipal Water District, RB, ROCS,
VRDN, Series II-R-593PB (PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	8,405	8,405,000
North Texas Tollway Authority, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, SPEARS, VRDN,
Series DB-626 (AGC Insurance, Deutsche Bank AG
SBPA), 0.25%, 4/07/11 (a)(b)	11,487	11,487,000
Port Arthur Navigation District Texas, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.38%, 4/07/11 (a)	10,000	10,000,000
Port of Corpus Christi Authority of Nueces County,
Refunding RB, VRDN, Flint Hills Resource, Series A,
AMT, 0.31%, 4/07/11 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding
RB, VRDN, Motiva Enterprises Project, AMT,
0.32%, 4/07/11 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding, VRDN, Eagle
Tax-Exempt Trust, Series 2009-0037, Class A
(PSF-GTD Insurance, Citibank NA SBPA),
0.26%, 4/07/11 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009
(PSF-GTD Insurance, JPMorgan Chase & Co. SBPA),
0.28%, 4/07/11 (a)(b)	5,170	5,170,000
Socorro ISD Texas, GO, ROCS, VRDN, Series
II-R-11540PB (PSF-GTD Insurance, PB Capital
Corp. SBPA), 0.29%, 4/07/11 (a)(b)(c)	12,645	12,645,000
State of Texas, RB, TRAN, 2.00%, 8/31/11	228,050	229,593,550
Tarrant County Cultural Education Facilities Finance
Corp., RB, FLOATS, VRDN (Morgan Stanley Bank
Liquidity Facility) (a)(b)(c):
Series 2973, 0.25%, 4/07/11	36,000	36,000,000
Series 2974, 0.25%, 4/07/11	12,000	12,000,000
Texas Municipal Power Agency, Wells Fargo Stage
Trust, Refunding RB, FLOATS, VRDN, Series 12C
(Wells Fargo Bank NA Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	3,385	3,385,000
		820,670,182
Utah — 1.1%
City of Murray Utah, RB, VRDN, IHC Health Services
Inc., Series D (Wells Fargo Bank NA SBPA),
0.20%, 4/01/11 (a)	40,290	40,290,000
State of Utah, GO, FLOATS, VRDN, Series 2987
(Morgan Stanley Bank Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	6,000	6,000,000
		46,290,000
Virginia — 2.1%
Arlington County IDA, Refunding HRB, VRDN,
Woodbury Park Project, Series A (Freddie Mac),
0.26%, 4/07/11 (a)	3,900	3,900,000

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
City of Richmond Virginia, RB, ROCS, VRDN,
Series II-R-10410 (AGM Insurance, Citibank NA
SBPA), 0.25%, 4/07/11 (a)(b)(c)	$ 355	$ 355,000
County of Henrico Virginia, RB, ROCS, VRDN,
Series II-R-753PB (PB Capital Corp. SBPA),
0.28%, 4/07/11 (a)(b)	4,670	4,670,000
Fairfax County IDA, RB, VRDN (a):
Health Care, Inova Health, 0.37%, 10/27/11	3,000	3,000,000
Inova Health System Project, Series A-2
(JPMorgan Chase Bank SBPA), 0.22%, 4/01/11	15,295	15,295,000
Inova Health System Project, Series C-1,
0.22%, 4/01/11	3,725	3,725,000
Loudoun County IDA, RB, VRDN, Howard Hughes
Medical (a):
Series A, 0.20%, 4/07/11	5,715	5,715,000
Series B, 0.20%, 4/07/11	500	500,000
Montgomery County IDA Virginia, Refunding RB,
VRDN, Virginia Tech Foundation (Bank of
America NA LOC), 0.23%, 4/01/11 (a)	7,700	7,700,000
Virginia College Building Authority, RB, VRDN (Wells
Fargo Bank NA SBPA), 21St Century College (a):
Series B, 0.22%, 4/01/11	8,500	8,500,000
Series C, 0.22%, 4/01/11	12,410	12,410,000
Virginia College Building Authority, Barclays Capital
Municipal Trust Receipts, Refunding RB, FLOATS,
VRDN, Series 4B (Barclays Bank Plc Liquidity
Facility), 0.30%, 4/07/11 (a)(b)(c)	1,335	1,335,000
Virginia Commonwealth Transportation Board,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-38 (State Street Bank & Trust Co.
SBPA), 0.25%, 4/07/11 (a)(b)(c)	13,160	13,160,000
Virginia HDA, RB, MERLOTS, VRDN, Series B19,
AMT (Wells Fargo Bank NA SBPA),
0.32%, 4/07/11 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN,
Series C42, AMT (Wells Fargo Bank NA SBPA),
0.32%, 4/07/11 (a)(b)	2,880	2,880,000
Virginia Public Building Authority, RB, VRDN, Series D
(Dexia Credit Local SBPA), 0.30%, 4/07/11 (a)	1,000	1,000,000
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860 (Wells Fargo Bank NA SBPA),
0.24%, 4/07/11 (a)(b)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN,
Westminster-Canterbury, Series B (Branch
Banking & Trust LOC), 0.26%, 4/07/11 (a)	1,190	1,190,000
		93,050,000
Washington — 2.8%
Chelan County Public Utility District No. 1, RB,
FLOATS, VRDN, Series 2969, AMT (Morgan Stanley
Bank Liquidity Facility), 0.35%, 4/07/11 (a)(b)(c)	6,770	6,770,000
City of Seattle Washington, RB, FLOATS, VRDN,
Series 2170 (AGM Insurance, Wells Fargo
Bank NA SBPA), 0.24%, 4/07/11 (a)(b)	2,530	2,530,000
County of King Washington (Bayerische Landesbank
SBPA), TECP:
0.31%, 4/04/11	31,300	31,300,000
0.28%, 4/05/11	20,000	20,000,000
County of King Washington, Wells Fargo Stage
Trust, Refunding RB, FLOATS, VRDN, Series 2C
(Wells Fargo Bank NA Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	14,000	14,000,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 21

Schedule of Investments (concluded) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Washington (concluded)
State of Washington, GO, ROCS, VRDN,
Series II-R-11308 (Citibank NA SBPA),
0.25%, 4/07/11 (a)(b)(c)	$ 2,950	$ 2,950,000
Washington State Housing Finance Commission,
RB, VRDN, AMT, Series A (a):
Heatherwood (Freddie Mac Insurance, Freddie
Mac Liquidity Facility), 0.32%, 4/07/11	10,625	10,625,000
Mill Pointe (Freddie Mac Liquidity Facility),
0.32%, 4/07/11	9,225	9,225,000
Springfield (Freddie Mac Insurance, Freddie
Mac Liquidity Facility), 0.32%, 4/07/11	11,050	11,050,000
Washington State University, RB, ROCS, VRDN,
Series II-R-595PB (PB Capital Corp. SBPA),
0.29%, 4/07/11 (a)(b)	16,105	16,105,000
		124,555,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co.,
Series A (Sumitomo Mitsui Banking LOC),
0.24%, 4/07/11 (a)	5,800	5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian
Power Co., Series B, AMT (Mizuho Corporate Bank
LOC), 0.36%, 4/07/11 (a)	4,300	4,300,000
		10,100,000
Wisconsin — 1.6%
State of Wisconsin, TECP:
0.40%, 4/06/11	6,575	6,575,000
0.36%, 5/02/11	23,742	23,742,000
0.40%, 5/06/11	15,000	15,000,000
0.39%, 6/07/11	23,000	23,000,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT (Wachovia Bank NA LOC),
0.35%, 4/07/11 (a)	4,000	4,000,000
		72,317,000
Wyoming — 0.3%
County of Lincoln Wyoming, RB, PacifiCorp Project
(Wells Fargo Bank NA LOC), 0.25%, 4/07/11 (a)	11,250	11,250,000
Total Investments (Cost — $4,377,708,292*) — 99.9%		4,377,708,292
Other Assets Less Liabilities — 0.1%		5,621,774
Net Assets — 100.0%		$4,383,330,066

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration to qualified institutional investors.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
National Financial Services	$ 5,812,733	—
Piper Jaffray	$ 8,405,078	—

(e) Variable rate security. Rate shown is as of report date.
(f) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabili-
ties (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of March 31, 2011 in deter-
mining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1] —		$4,377,708,292	—	$4,377,708,292

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22 BIF TAX-EXEMPT FUND MARCH 31, 2011

Statement of Assets and Liabilities
March 31, 2011	Master Tax-Exempt LLC
Assets
Investments at value — unaffiliated
(cost — $4,377,708,292)	$ 4,377,708,292
Cash	151,689
Contributions receivable from investors	11,158,936
Interest receivable	9,237,705
Prepaid expenses	124,950
Total assets	4,398,381,572
Liabilities
Investments purchased payable	14,217,811
Investment advisory fees payable	573,201
Other affiliates payable	20,313
Directors' fees payable	1,392
Other accrued expenses payable	234,538
Other liabilities	4,251
Total liabilities	15,051,506
Net Assets	$ 4,383,330,066
Net Assets Consist of
Investors’ capital	$ 4,383,330,066

Statement of Operations
Year Ended March 31, 2011	Master Tax- Exempt LLC
Investment Income
Income	$ 21,061,257
Expenses
Investment advisory	7,318,294
Accounting services	354,824
Directors	123,290
Custodian	113,993
Professional	40,720
Printing	35,985
Miscellaneous	175,704
Total expenses	8,162,810
Net investment income	12,898,447
Realized Gain
Realized gain from investments	337,364
Net Increase in Net Assets Resulting from Operations	$ 13,235,811

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND MARCH 31, 2011 23

Statements of Changes in Net Assets	Master Tax-Exempt LLC
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$ 12,898,447	$ 39,096,247
Net realized gain	337,364	252,491
Net increase in net assets resulting from operations	13,235,811	39,348,738
Capital Transactions
Proceeds from contributions	30,752,663,325	47,760,181,661
Value of withdrawals	(32,878,089,942)	(52,667,487,942)
Net decrease in net assets derived from capital transactions	(2,125,426,617)	(4,907,306,281)
Net Assets
Total decrease in net assets	(2,112,190,806)	(4,867,957,543)
Beginning of year	6,495,520,872	11,363,478,415
End of year	$ 4,383,330,066	$ 6,495,520,872

Financial Highlights				Master Tax-Exempt LLC
		Year Ended March 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.25%	0.42%	1.68%	3.34%	3.45%
Ratios to Average Net Assets
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.26%	0.43%	1.67%	3.28%	3.44%
Supplemental Data
Net assets, end of year (000)	$ 4,383,330	$ 6,495,521	$11,363,478	$12,113,046	$10,143,538

See Notes to Financial Statements.

24 BIF TAX-EXEMPT FUND MARCH 31, 2011

Notes to Financial Statements Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s
Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non transferable interests in the
Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The
Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amor-
tization of any discounts or premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is respon-
sible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the
Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC’s average daily net assets:

Not exceeding $500 million	0.250%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager.
The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the year ended March 31, 2011, the Master LLC reimbursed the
Manager $87,203 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master

BIF TAX-EXEMPT FUND MARCH 31, 2011 25

Notes to Financial Statements (concluded) Master Tax-Exempt LLC

LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the
Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterpar-
ties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the
Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities,
less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

26 BIF TAX-EXEMPT FUND MARCH 31, 2011

Report of Independent Registered Public Accounting Firm Master Tax-Exempt LLC

To the Investors and Board of Directors of
Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 26, 2011

BIF TAX-EXEMPT FUND MARCH 31, 2011 27

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund/Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	1981/	of New York at Albany since 2000.	95 Portfolios
New York, NY 10055	and Director	2002
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center from 2004 to 2010; Member of the	95 Portfolios
New York, NY 10055	and Director		Archdiocesan Investment Committee of the Archdiocese of
1941			Philadelphia since 2004; Director, The Committee of Seventy
(civic) since 2006.
David O. Beim	Director	Since	Professor of Professional Practice at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	95 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina S. Horner	Director	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	95 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	95 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.
Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		1994/	Business School Publishing from 2005 to 2010; Director, McLean	95 Portfolios	Inc. (manufacturing)
New York, NY 10055		2002	Hospital since 2005.
1952
Joseph P. Platt	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	95 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	95 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments)	36 RICs consisting of	None
55 East 52nd Street		2007	since 1999; Director, College Access Foundation of California	95 Portfolios
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward
1938			Management, LLC since 2007; Director, A.P. Pharma, Inc.
(pharmaceuticals) from 1983 to 2011; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

28 BIF TAX-EXEMPT FUND MARCH 31, 2011

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund/Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish	Chair of the	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Audit Committee	2007	accountants and consultants) since 1976; Chairman Elect of	95 Portfolios
New York, NY 10055	and Trustee		the Professional Ethics Committee of the Pennsylvania Institute
1951			of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania
State University Accounting Department since 2001; Trustee, The
Holy Family Foundation from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to 2008;
Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	95 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Director for the Fund/Master LLC covered by this annual report. Following the combination of
Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund’s/Master
LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim,
1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994;
Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	168 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	288 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	168 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	288 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the 1940 Act, of the Fund/Master LLC based on his position with BlackRock, Inc. and its affiliates.
Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to
December 31, 2013.

BIF TAX-EXEMPT FUND MARCH 31, 2011 29

Officers and Directors (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund/Master LLC	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski	President	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	and Chief	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Executive		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964	Officer		thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since
55 East 52nd Street	President	2009	2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management
New York, NY 10055			Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner
1964			of McKinsey & Co. from 1997 to 2005.
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund
55 East 52nd Street		2007	Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001
New York, NY 10055			to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays
55 East 52nd Street		2010	Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.
New York, NY 10055
1963

1 Officers of the Fund/Master LLC serve at the pleasure of the Boards.

Further information about the Officers and Directors is available in the Fund’s/Master LLC’s Statements of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Fund
and Administrator	State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
BlackRock Advisors, LLC	and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
Wilmington, DE 19809	Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor	Transfer Agent	Independent Registered	Legal Counsel
BlackRock Investment	Financial Data	Public Accounting Firm	Sidley Austin LLP
Management, LLC	Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
Plainsboro, NJ 08536	Jacksonville, FL 32246	Princeton, NJ 08540

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Fund/Master LLC.

30 BIF TAX-EXEMPT FUND MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)
for the first and third quarters of each fiscal year on Form N-Q. The
Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on how
to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 626 1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800)
626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BIF TAX-EXEMPT FUND MARCH 31, 2011 31

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or pre-

ceded by the Fund’s current prospectus. An investment in

the Fund is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government

agency. Although the Fund seeks to preserve the value of

your investment at $1.00 per share, it is possible to lose

money by investing in the Fund. Total return information

assumes reinvestment of all distributions. Past performance

results shown in this report should not be considered a rep-

resentation of future performance. For current month-end

performance information, call (800) 626-1960. The Fund’s

current 7-day yield more closely reflects the current earn-

ings of the Fund than the total returns quoted. Statements

and other information herein are as dated and are subject

to change.

Item 2 – Code of Ethics – Each registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BIF Tax-Exempt
Fund	$7,000	$6,800	$0	$0	$10,100	$6,100	$0	$3,094
Master Tax-Exempt	$26,000	$25,000	$0	$0	$13,000	$6,800	$0	$0
LLC

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock
Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000
[1] The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2] The nature of the services include tax compliance, tax advice and tax planning.
[3] The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Fund Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-
approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant and Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is sub-contracted with or overseen by the registrant’s investment adviser) and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BIF Tax-Exempt Fund	$10,100	$19,971
Master Tax-Exempt LLC	$13,000	$17,577

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Fund’s Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-
approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to

Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2011